CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Profit for the period	£ 35,951	£ 14,507
Income tax charge	8,047	4,826	[1]
Non-cash adjustments	32,970	27,486
Tax paid	(5,701)	(648)
UK research and development credit received	0	1,311
Net changes in working capital	(16,396)	(5,599)
Net cash from operating activities	54,871	41,883
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(7,398)	(2,344)
Proceeds from disposal of non-current assets	171	108
Acquisition of subsidiaries, consideration in cash	(611)	(52,132)
Cash and cash equivalents acquired with subsidiaries	0	1,603
Interest received	20	53
Net cash used in investing activities	(7,818)	(52,712)
FINANCING ACTIVITIES
Proceeds from sublease	277	289
Repayment of lease liabilities	(7,123)	(5,746)
Interest paid	(475)	(444)
Grant received	43	220
Issue of shares	4,299	9
Net cash from financing activities	(2,979)	(5,672)
Net change in cash and cash equivalents	44,074	(16,501)
Cash and cash equivalents at the beginning of the period	69,884	101,327
Exchange differences on cash and cash equivalents	218	(605)
Cash and cash equivalents at the end of the period	£ 114,176	£ 84,221

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).